Investment In Morgan Stanley	6 Months Ended
Sep. 30, 2012
Investment In Morgan Stanley

2.    INVESTMENT IN MORGAN STANLEY

On September 29, 2008, the MUFG Group and Morgan Stanley completed a final agreement to enter into a strategic capital alliance aiming to build a global strategic alliance primarily in the corporate and investment bank fields. On October 13, 2008, the MUFG Group purchased shares of preferred stock issued by Morgan Stanley. The investment in Morgan Stanley’s preferred stock consisted of Series B Non-cumulative Non-voting Perpetual Convertible Preferred Stock (“Series B Preferred Stock”) and Series C Non-cumulative Non-voting Perpetual Preferred Stock. On April 21, 2011, the MUFG Group and Morgan Stanley entered into an agreement to convert the Series B Preferred Stock with a face value of ¥808,266 million, into Morgan Stanley’s common stock. On June 30, 2011, the MUFG Group converted the Series B Preferred Stock for approximately 385 million shares of Morgan Stanley’s common stock, including approximately 75 million additional shares resulting from the adjustment to the conversion rate pursuant to the agreement. The adjustment to the conversion rate was recognized as a gain of ¥139,320 million, which was included in Interest income on investment securities in the condensed consolidated statement of income for the six months ended September 30, 2011.

Prior to the conversion, the MUFG Group held approximately 3.0% of Morgan Stanley’s common stock and the investment was included in Investment securities available for sale. As a result of the conversion, the MUFG Group held approximately 22.4% of Morgan Stanley’s common stock, giving the MUFG Group the ability to exercise significant influence over the operations of Morgan Stanley. Accordingly, the MUFG Group adopted the equity method of accounting for its investment in Morgan Stanley from June 30, 2011. The MUFG Group’s investments, results of operations and retained earnings were adjusted retroactively on a step-by-step basis as if the equity method of accounting had been in effect during all previous periods. The MUFG Group’s retroactive adjustment was applied to the existing approximately 3.0% investment in Morgan Stanley’s common stock through June 30, 2011. Following the conversion, the MUFG Group began recognizing its approximately 22.4% interest in Morgan Stanley’s common stock as an investment in an equity method investee included in Other assets.

Upon qualifying for the equity method of accounting on June 30, 2011, the MUFG Group performed a valuation of its Morgan Stanley investment. As a result of the valuation, the carrying amount of the MUFG Group’s investment in common stock exceeded the underlying equity in net assets of Morgan Stanley and the excess was recognized as goodwill.

At September 30, 2011, the quoted market price of Morgan Stanley’s common stock had declined 41% from the quoted market price at June 30, 2011. The quoted market price at September 30, 2011 represented less than half of the MUFG Group’s carrying amount on a per share basis. The MUFG Group evaluated this stock price decline to determine whether the investment in Morgan Stanley was other than temporarily impaired. The MUFG Group determined that the decline in the stock price was other than temporary in light of the increasingly stringent regulatory environment and the existing adverse economic events in Europe. More specifically, new and pending regulations, such as the US Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and the global regulatory framework often referred to as “Basel III,” were expected to impose significant constraints on the business activities of financial institutions, including the prohibition on certain transactions, the enhancement of risk management frameworks, and the increase in capital adequacy requirements. Rules designed to further regulate the business operations of financial institutions were being adopted, or were at the time scheduled soon to be adopted, by government agencies, including the rules relating to resolution plans and rules generally referred to as the Volcker Rule under the Dodd-Frank Act. Furthermore, the impact of the prolonged European economic crisis had resulted in negative long-term prospects for the global financial market. The events in Europe had an immediate effect on financial institutions holding sovereign securities and were also expected to have long-term consequences for financial institutions with operations in Europe. Given these uncertain economic environment and increasing regulatory challenges, and the significant excess of the carrying amount per share over the quoted market price of Morgan Stanley’s common stock, the MUFG Group recorded an other-than-temporary impairment loss of ¥579,468 million at September 30, 2011. The MUFG Group’s investment in Morgan Stanley’s common stock was adjusted to the quoted market price of Morgan Stanley’s common stock as of September 30, 2011, and the impairment loss was reflected in Equity in earnings (losses) of equity method investees-net in the condensed consolidated statement of income for the six months ended September 30, 2011.

On March 30, 2010, the MUFG Group and Morgan Stanley entered into a securities joint venture agreement to integrate their securities business. See Note 18 for more information.